Schedule of third party and related party expenses (Details) - EUR (€)		12 Months Ended
	Apr. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	€ 158,000	€ 5,338,962	€ 3,390,677	€ 4,688,461
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total		1,530,423	1,657,620	3,464,460
Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total		2,790,982	1,231,019	712,307
Compensation [Member]
Related Party Transaction [Line Items]
Total		992,281	499,849	472,100
Other [Member]
Related Party Transaction [Line Items]
Total		25,276	1,593	5,128
Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total			596	34,466
Third Parties [Member]
Related Party Transaction [Line Items]
Total		4,032,684	2,463,725	2,331,329
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total		804,341	946,156	1,454,576
Third Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total		2,790,982	1,231,019	709,183
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total		412,085	284,957	145,700
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total		25,276	1,593	5,128
Third Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total				16,742
Related Parties [Member]
Related Party Transaction [Line Items]
Total		1,306,278	926,952	2,357,132
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total		726,082	711,464	2,009,884
Related Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total				3,124
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total		580,196	214,892	326,400
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total			€ 596	€ 17,724